Accrued Expenses And Other Liabilities (Tables)	12 Months Ended
Sep. 30, 2019
Payables and Accruals [Abstract]
Summary of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	As of September 30,
(In thousands)	2019	2018
Employee-related liabilities	$17,202	$11,119
Professional fees	14,160	9,885
Construction in progress	903	2,098
Warranty	2,543	1,944
Contingent consideration	1,303	1,900
Freight	4,158	1,658
Marketing	2,026	1,184
Capital lease	721	648
Other	4,887	2,260

	$47,903	$32,696